7. STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2012
Notes
7. STOCKHOLDERS' EQUITY

7.  STOCKHOLDERS’ EQUITY

On May 3, 2012, the Company closed a private placement of its common stock as part of the joint venture agreement with NyacAU.  The private placement consisted of 2,364,864 units at a price of $0.148 per unit and resulted in net proceeds to the Company of approximately $350,000.  Each unit consists of one share of the Company’s common stock.

The following is a summary of warrants for September 30, 2012:

	Shares	Exercise Price ($)	Expiration Date
Class E Warrants: (Issued for Notes payable in gold)
Outstanding and exercisable at January 1, 2011	457,518	0.65	Feb to June 2013 (5)
Warrants exercised February 18, 2011	(35,000)	0.20
Warrants expired in 2011	(122,500)
Outstanding and exercisable at December 31, 2011	300,018
Outstanding and exercisable at September 30, 2012	300,018
Class F Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	2,052,995	0.55	March to August 2013 (5)
Warrants exercised February 18, 2011	(1,393,332)	0.20
Outstanding and exercisable at December 31, 2011	659,663
Outstanding and exercisable at September 30, 2012	659,663
Class F-2 Warrants: (Issued for Commissions)
Outstanding and exercisable at January 1, 2011	599,772	0.20	December 3, 2013 (5)
Outstanding and exercisable at December 31, 2011	599,772
Outstanding and exercisable at September 30, 2012	599,772
Class G Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	4,169,850	0.36	December 3 to 16, 2013 (5)
Outstanding and exercisable at December 31, 2011	4,169,850
Outstanding and exercisable at September 30, 2012	4,169,850
Class H Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (1)	5,125,936	0.30	May 31, 2016
Outstanding and exercisable at December 31, 2011	5,125,936
Outstanding and exercisable at September 30, 2012	5,125,936
Class I Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (2)	5,125,935	0.40	May 31, 2016
Warrants issued July 29, 2011 (3)	7,317,978	0.40	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.40	November 21, 2016
Outstanding and exercisable at December 31, 2011	13,906,413
Outstanding and exercisable at September 30, 2012	13,906,413
Class J Warrants: (Issued for Private Placement)
Warrants issued July 29, 2011 (3)	7,317,978	0.30	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.30	November 21, 2016
Outstanding and exercisable at December 31, 2011	8,780,478
Outstanding and exercisable at September 30, 2012	8,780,478
Weighted average exercise of warrants outstanding and weighted average exercise price at September 30, 2012	33,542,130	0.29
[1] Includes 196,297 warrants issued for commissions and finder’s fees.
[2] Includes 196,296 warrants issued for commissions and finder’s fees.
[3] Includes 412,549 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.
[4] Includes 212,500 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.
[5] On March 21, 2012, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.

Stock-Based Compensation:

During the quarter ended June 30, 2012, the Company issued 300,000 options, with a fair value of $54,300, to the manager of NyacAU as part of the JV Agreement described in Note 3 Joint Venture. There were no other options issued during the nine-month period ended September 30, 2012.

For the nine-month period ended September 30, 2012, the fair value of stock options was estimated at the date of grant using the Black-Scholes option pricing model, which requires the use of highly subjective assumptions, including the expected volatility of the stock price, which may be difficult to estimate for small reporting companies traded on micro-cap stock exchanges. The fair value of each option grant was estimated on the grant date using the following weighted average assumptions:

01/01/2012 to 09/30/2012
Risk-free interest rate	1.75%
Expected dividend yield	--
Expected term	5 years
Expected volatility	146.6%

The risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant. The expected term of stock options granted is from the date of the grant. The expected volatility is based on historical volatility. The Company evaluated previous low occurrences of option forfeitures and, at the most recent computations of fair valued, believed that current holders of the option would hold them to maturity as has been experienced historically; therefore, no variable for forfeiture was used in the calculation of fair value. In light of the subsequent forfeiture in 2012 of 200,000 options by one holder, the Company’s future fair value computations may include a forfeiture variable.

For the nine-month periods ended September 30, 2012 and 2011, the Company recognized share-based compensation for employees of $8,371 and $35,527, and share-based compensation in relation to the joint-venture with NyacAU of $54,300 and $nil respectively. One holder forfeited 200,000 stock options as a result of termination of employment during the nine months ended September 30, 2012.